Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2020
Management Of Financial Risk
Schedule of deferred royalty payments
	Payments due by Period					Payments due by Period
			(CAD$000)					(US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$76	$48	$28	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	285	35	105	105	40

Total, December 31, 2020	$76	$48	$28	$-	$-	$285	$35	$105	$105	$40

Basic office lease	$123	$47	$76	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	320	35	105	105	75

Total, December 31, 2019	$123	$47	$76	$-	$-	$320	$35	$105	$105	$75

Schedule of foreign currency risk
	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2020	2019

Cash	$5,622	$1,878
Marketable securities	1,323	104
Receivables	87	28
Accounts payable and accrued liabilities	(308)	(118)
Lease liability	(51)	(75)

Net financial assets (liabilities), December 31	$6,673	$1,817